S000048642 [Member] Expense Example - Sit Small Cap Dividend Growth Fund	Jun. 30, 2026 USD ($)
Sit Small Cap Dividend Growth Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 974
Expense Example, with Redemption, 3 Years	3,040
Expense Example, with Redemption, 5 Years	5,277
Expense Example, with Redemption, 10 Years	11,705
Sit Small Cap Dividend Growth Fund - Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	383
Expense Example, with Redemption, 5 Years	663
Expense Example, with Redemption, 10 Years	$ 1,461